Acquisitions - Summary of Purchase Price Allocation (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Mar. 24, 2025	Jan. 16, 2025
Disclosure of detailed information about business combination [line items]
Goodwill	$ 9,259	$ 9,256
Aurion Biotech, Inc.
Disclosure of detailed information about business combination [line items]
Property, plant and equipment			$ 3
Right-of-use assets			6
Deferred tax assets			40
Other current assets			6
Cash and cash equivalents			26
Non-current lease liabilities			(4)
Non-current financial debts			(1)
Deferred tax liabilities			(202)
Current financial debts			(34)
Current lease liabilities			(2)
Current income tax liabilities			(1)
Trade payables			(3)
Provisions and other current liabilities			(11)
Net identifiable assets acquired			708
Goodwill			175
Non-controlling interests			(27)
Net assets acquired as a result of business combination			856
Cash paid at closing			522
Previously-held investment in associated company			334
Total acquisition date fair value of consideration			856
Total acquisition date fair value of consideration			486
Aurion Biotech, Inc. | Current marketed products
Disclosure of detailed information about business combination [line items]
Intangible assets			65
Aurion Biotech, Inc. | Acquired IPR&D
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 820
Cylite Pty Ltd.
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		1
Right-of-use assets		1
Inventories		1
Cash and cash equivalents		6
Other assets		1
Deferred tax liabilities		(11)
Lease liabilities		(1)
Trade payables		(1)
Provisions and other current liabilities		(1)
Net identifiable assets acquired		33
Goodwill		90		$ 90
Net assets acquired as a result of business combination		123
Cash paid at closing		78
Cash expected to be paid after closing		2
Previously-held FVOCI financial investment		11
Previously-held commercialization rights in intangible assets		9
Contingent consideration		9
Previously-held investment in associated company		14		$ 14
Total acquisition date fair value of consideration		123
Cylite Pty Ltd. | Current marketed products
Disclosure of detailed information about business combination [line items]
Intangible assets		4
Cylite Pty Ltd. | Acquired IPR&D
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 33